Property, Plant and Equipment (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Nechalacho REE Project (a)	Airstrip	Office, Computer and Office Equipment (b)	Land and Building	Exploration Equipment	Leasehold Improvements	Total
Cost
As at September 1, 2018	$103,878,349	$646,860	$220,048	$90,905	$695,532	$94,594	$105,626,288

Additions	201,097	—	—	—	—	7,020	208,117

Transfer to asset held for sale	(2,605,147)	—	—	—	—	—	(2,605,147)
Disposals	—	—	(18,911)	—	—	—	(18,911)

As at August 31, 2019	101,474,299	646,860	201,137	90,905	695,532	101,614	103,210,347

Additions	30,340	—	18,575	—	1,300	5,140	55,355
IFRS 16 adjustments	—	—	1,045,810	—	—	—	1,045,810
Disposals	—	—	(30,283)	—	—	—	(30,283)

As at August 31, 2020	$101,504,639	$646,860	$1,235,239	$90,905	$696,832	$106,754	$104,281,229

Accumulated Depreciation
As at September 1, 2018	$—	$265,446	$179,986	$10,367	$643,185	$94,594	$1,193,578

Depreciation expense	—	20,624	12,714	4,191	15,705	108	53,342
Disposals	—	—	(18,411)	—	—	—	(18,411)

As at August 31, 2019	—	286,070	174,289	14,558	658,890	94,702	1,228,509

Depreciation expense Disposals	—	18,974	210,352	4,191	11,025	1,576	246,118
Disposals	—	—	(30,283)	—	—	—	(30,283)

As at August 31, 2020	$—	$305,044	$354,358	$18,749	$669,915	$96,278	$1,444,344

Net Book Value
As at August 31, 2019	$101,474,299	$360,790	$26,848	$76,347	$36,642	$6,912	$101,981,838
As at August 31, 2020	$101,504,639	$341,816	$880,881	$72,156	$26,917	$10,476	$102,836,885